Other income / (losses), net	12 Months Ended
Dec. 31, 2020
Other income / (losses), net
	Year ended December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000

Exchange gain / (loss), net	101	(30)	7
Rental income	59	82	51
Government subsidies – Employment Support Scheme *	147	-	-

	307	52	58

* The amount represents salaries and wage subsidies granted under Anti-Epidemic Fund by the Government of the Hong Kong Special Administrative Region for the use of paying wages of employees from June to November 2020.

ZHEJIANG TIANLAN
Other income / (losses), net

Other income

	Year ended December 31,
	2020	2019	2018
	RMB’000	RMB’000	RMB’000

Compensation income	22,548	-	-
Gain on disposal of property, plant and equipment	-	39	-
Investment income	266	-	1,661
Others	4,535	280	1,363
Reversal of allowance for doubtful accounts	6,463	-	-
Subsidy income	5,834	5,957	5,537

	39,646	6,276	8,561

Other losses

	Year ended December 31,
	2020	2019	2018
	RMB’000	RMB’000	RMB’000

Bad debts written off	-	5,383	13,946
Impairment loss on contract assets	1,399	-	-
Impairment loss on long-term investments	1,340	-	-
Impairment loss on property, plant and equipment	2,742	-	33,500
Investment loss	-	241	-

	5,481	5,624	47,446